Retirement Plans, Postretirement and Postemployment Benefits - Schedule of Funded Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pension
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	$ (129,986)	$ (241,229)
Accrued benefit cost	(129,986)	(241,229)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	(13,293)	(15,347)
Accrued benefit cost	$ (13,293)	$ (15,347)